Expense Example - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Government Income Fund - Fidelity Government Income Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567